Income Taxes (Details Narrative) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) (10 K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
PRC [Member]
Income tax rate	25.00%	25.00%
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Deferred tax asset	$ 0	$ 0	$ 0
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | PRC [Member]
Income tax rate	25.00%	25.00%
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | PRC [Member] | Maximum [Member]
Net operating losses term	5 years	5 years